UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche CROCI® International Fund

	Shares	Value ($)
Common Stocks 96.4%
Finland 2.1%
Fortum Oyj (Cost $21,985,890)	1,484,998	23,654,673
France 10.0%
Cie Generale des Etablissements Michelin (a)	168,011	21,138,326
Danone SA	310,981	23,084,408
L'Oreal SA	106,875	22,865,039
Pernod Ricard SA	173,056	23,503,244
Sanofi	233,245	23,101,918
(Cost $108,205,754)		113,692,935
Germany 9.9%
Bayer AG (Registered)	177,458	23,542,920
Beiersdorf AG	217,265	23,332,566
Continental AG	97,831	21,759,882
Merck KGaA	183,391	22,136,007
Siemens AG (Registered)	149,673	21,361,561
(Cost $97,821,203)		112,132,936
Hong Kong 7.9%
CLP Holdings Ltd.	2,049,530	22,408,577
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	24,706,000	22,700,523
Hong Kong & China Gas Co., Ltd.	10,882,502	23,266,130
MTR Corp., Ltd.	3,747,085	21,349,953
(Cost $77,192,677)		89,725,183
Japan 22.8%
ANA Holdings, Inc.	7,216,000	23,645,024
Astellas Pharma, Inc.	1,592,100	20,104,306
Bridgestone Corp.	518,540	21,781,021
Central Japan Railway Co.	126,700	20,746,767
Daiichi Sankyo Co., Ltd.	983,600	21,568,150
ITOCHU Corp.	1,538,400	21,850,142
Osaka Gas Co., Ltd.	5,802,000	22,909,387
Secom Co., Ltd.	300,100	21,943,204
Sekisui House Ltd.	1,312,100	22,510,068
Subaru Corp.	564,100	19,074,984
Sumitomo Electric Industries Ltd.	1,331,300	21,102,457
Toyota Industries Corp.	434,918	21,873,528
(Cost $263,274,747)		259,109,038
Netherlands 2.0%
Koninklijke DSM NV (Cost $19,431,874)	303,112	22,561,575
Singapore 3.8%
Keppel Corp., Ltd.	4,600,105	21,377,281
Singapore Airlines Ltd.	2,925,682	21,165,813
(Cost $60,085,531)		42,543,094
Spain 2.1%
Iberdrola SA (Cost $21,605,888)	3,018,233	24,065,983
Switzerland 16.1%
ABB Ltd. (Registered)	888,528	22,319,846
Givaudan SA (Registered)	11,094	22,759,566
Kuehne + Nagel International AG (Registered)	143,792	23,204,470
Nestle SA (Registered)	278,463	23,762,291
Novartis AG (Registered)	281,193	23,022,668
Roche Holding AG (Genusschein)	82,863	22,740,164
Schindler Holding AG	105,758	22,679,197
Wolseley PLC	341,864	22,508,266
(Cost $167,725,279)		182,996,468
United Kingdom 19.7%
British American Tobacco PLC	320,440	22,831,772
Bunzl PLC	703,014	22,029,027
Diageo PLC	748,359	22,437,483
GlaxoSmithKline PLC	1,089,227	23,907,177
Imperial Brands PLC	438,845	20,519,458
Johnson Matthey PLC	569,118	22,819,687
Kingfisher PLC	5,084,049	21,295,825
National Grid PLC	1,529,880	21,475,949
Persimmon PLC	722,022	22,838,611
Smith & Nephew PLC	1,321,373	23,052,173
(Cost $216,304,125)		223,207,162
Total Common Stocks (Cost $1,053,632,968)		1,093,689,047
Preferred Stock 2.0%
Germany
Henkel AG & Co. KGaA (Cost $19,394,135)	158,439	22,238,895
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.74% (b) (c) (Cost $22,762,243)	22,762,243	22,762,243
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 0.85% (b) (Cost $11,974,146)	11,974,146	11,974,146
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,107,763,492) †	101.5	1,150,664,331
Other Assets and Liabilities, Net	(1.5)	(16,471,170)
Net Assets	100.0	1,134,193,161

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $1,111,055,991. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $39,608,340. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,502,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,894,468.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $21,138,200, which is 1.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	29,187,007,164	USD	262,645,979	6/30/2017	(1,264,136)	Citigroup, Inc.

Currency Abbreviations
JPY	Japanese Yen
USD	United States Dollar

At May 31, 2017 the Deutsche CROCI International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Industrials	286,180,551	26%
Consumer Staples	204,575,156	18%
Health Care	203,175,483	18%
Consumer Discretionary	193,374,702	17%
Utilities	160,481,222	15%
Materials	68,140,828	6%
Total	1,115,927,942	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Finland	$23,654,673	$—	$—	$23,654,673
France	113,692,935	—	—	113,692,935
Germany	112,132,936	—	—	112,132,936
Hong Kong	89,725,183	—	—	89,725,183
Japan	259,109,038	—	—	259,109,038
Netherlands	22,561,575	—	—	22,561,575
Singapore	42,543,094	—	—	42,543,094
Spain	24,065,983	—	—	24,065,983
Switzerland	182,996,468	—	—	182,996,468
United Kingdom	223,207,162	—	—	223,207,162
Preferred Stock	22,238,895	—	—	22,238,895
Short-Term Investments (d)	34,736,389	—	—	34,736,389
Total	$1,150,664,331	$—	$—	$1,150,664,331
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(1,264,136)	$—	$(1,264,136)
Total	$—	$(1,264,136)	$—	$(1,264,136)

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(d)	See Investment Portfolio for additional detailed catergorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (1,264,136)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017